[ Janus letterhead ]
December 19, 2012
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879
Dear Sir or Madam:
The Registrant is transmitting today for filing under the Securities Act of 1933, as amended, Pre-Effective Amendment No. 1 to the registration statement filed on Form N-14 on September 25, 2012 (the “Registration Statement”) relating to the registration of an indefinite number of shares of beneficial interest, $0.01 par value, to be issued in connection with the reorganization of Janus Global Research Fund (the “Acquired Fund”) into Janus Worldwide Fund (the “Acquiring Fund”), both series of the Registrant (the “Reorganization”). The purpose for filing the Registration Statement is to include changes made as a result of comments received from the staff of the Securities and Exchange Commission (“Staff”) during October 24, 2012, November 21, 2012, and November 27, 2012 telephone conference calls, as well as other immaterial changes, and the required auditor’s consent. The Registration Statement has been marked to show changes from the initial registration statement.
The Registration Statement is also being filed under the Securities Exchange Act of 1934, as amended. No filing fee is due in connection with this filing.
The Registrant and Janus Distributors LLC, the principal underwriter of the Registrant, respectfully requests that the effectiveness of the Registration Statement be granted Wednesday, December 19, 2012.
If you have any questions regarding this filing, please call me at (303) 394-6459.
Respectfully,

Janus Investment Fund,	Janus Distributors LLC
a Massachusetts business trust

/s/ Stephanie Grauerholz-Lofton	/s/ Heidi Hardin

Stephanie Grauerholz-Lofton	Heidi Hardin
Vice President	Senior Vice President
Enclosures (via EDGAR only)

cc:	Larry Greene, Esq. Richard C. Noyes, Esq. Christine Scheel, Esq. Donna Brungardt